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December 23, 2004

BY EDGAR
--------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:    Century Capital Management Trust (the "Trust")
                (File Nos. 333-86067 and 811-09561)

Dear Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act"), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 12 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 14 to the Trust's Registration Statement under the 1940 Act on Form N-1A (this "Amendment"), including a Century Capital Management Trust Prospectus and Statement of Additional Information (relating to the two series of the Trust), other information and the signatures page.

This Amendment is being filed in connection with the Trust's annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective on February 28, 2005.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 701-5115.

Very truly yours,

/s/ Maureen Kane

Maureen Kane

cc:     Alexander L. Thorndike
        Steven Alfano
        Ryan C. Larrenaga